Provisions, contingent liabilities, contingent assets and credit commitments	12 Months Ended
Sep. 30, 2023
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments

Accounting policy

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave is granted to certain employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the provision is discounted to present value using assumptions for expected employee service, utilisation and average salary increases.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits, and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for ECL on credit commitments

The Group is committed to provide facilities and guarantees as explained below. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for ECL is calculated using the methodology described in Note 10.

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost of these matters to the Group (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised in the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised in the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events.

Provisions carried for long service leave are supported by an independent actuarial report.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Provisions

		Annual
		leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	ECL	Lease	Restructuring	regulation and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2022	450	922	83	419	208	355	513	2,950
Additions	86	1,080	63	85	13	317	236	1,880
Utilisation	(54)	(1,066)	(65)	-	(32)	(248)	(343)	(1,808)
Reversal of unutilised provisions	(18)	(3)	(9)	(7)	(6)	(82)	(120)	(245)
Balance as at 30 September 2023	464	933	72	497	183	342	286	2,777
Parent Entity
Balance as at 30 September 2022	440	845	82	384	179	340	435	2,705
Additions	83	1,023	62	77	13	314	223	1,795
Utilisation	(52)	(1,021)	(65)	-	(32)	(244)	(322)	(1,736)
Reversal of unutilised provisions	(18)	(3)	(9)	(7)	-	(81)	(103)	(221)
Balance as at 30 September 2023	453	844	70	454	160	329	233	2,543

Legislative liabilities

The Group had the following assessed liabilities as at 30 September 2023:

●	$23 million (2022: $23 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1987 and the Workplace Injury Management and Workers’ Compensation Act 1998 (New South Wales);
●	$8 million (2022: $7 million) based on actuarial assessment as a self-insurer under the Accident Compensation Act 1985 (Victoria);
●	$8 million (2022: $7 million) based on actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1986 (South Australia);
●	$2 million (2022: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Rehabilitation Act 2003 (Queensland);
●	$nil (2022: $nil) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1951 (Australian Capital Territory);
●	$nil (2022: $nil) based on an actuarial assessment as a self-insurer under the Return to Work Act 1986 (Northern Territory);
●	$1 million (2022: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Injury Management Act 1981 (Western Australia); and
●	$1 million (2022: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1988 (Tasmania).

Appropriate provision has been made for these liabilities in the provision for annual leave and other employee benefits above.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Provisions

Compliance, regulation and remediation provisions

Provisions for compliance, regulation and remediation include estimates of:

●	Customer refunds associated with matters of potential historical misconduct;
●	Costs of completing remediation programs; and
●	Potential non-lending losses and costs connected with certain litigation and regulatory investigations.

Customer refunds and program costs

Primary drivers for the addition to the provision during the year include additional estimated refunds to institutional, business and superannuation customers and is inclusive of estimated program costs.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Certain litigation

As at 30 September 2023, the Group held provisions in respect of potential non-lending losses and costs connected with certain litigation, including:

●	Civil penalty proceedings commenced by ASIC against Westpac on 4 September 2023, alleging contraventions under the National Credit Code (Credit Code) and National Consumer Credit Protection Act 2009 (Cth). The proceedings relate to alleged system and operational failures in which ASIC says that Westpac did not respond to 435 online hardship applications between 2015 and 2023 within the time-frames required under the Credit Code. Once identified, Westpac self-reported the incidents to ASIC and is undertaking remediation. ASIC also alleges that Westpac failed to do all things necessary to ensure that credit activities were engaged in efficiently, honestly and fairly;
●	Civil proceedings filed by ASIC against Westpac on 5 May 2021, alleging that it had engaged in insider trading and unconscionable conduct and failed to comply with its Australian financial services licence obligations. The allegations relate to interest rate hedging activity by Westpac on 20 October 2016 connected to an interest rate swap it executed relating to the 2016 Ausgrid privatisation transaction. A hearing date for this matter has been set down for 18 March 2024; and
●	A class action commenced against Westpac and St.George Finance Limited (SGF) on 15 July 2020, in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. This proceeding is one of three class actions commenced against a number of lenders in the auto finance industry. It is alleged that Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. The damages sought are unspecified. Westpac and SGF are defending the proceedings. Westpac no longer pays flex commissions following an industry wide ban issued by ASIC on 1 November 2018.

There remains uncertainty as to the expense that may be associated with these matters, including the approach that the relevant counterparty or Courts may take in relation to the matter, and the Court’s assessment of applicable fines, penalties, loss or damages. It is possible that the actual aggregate expense to Westpac associated with a Court determined resolution of these matters may be higher or lower than the provision.

Over the financial year ended 30 September 2023, the Group held a provision in respect of potential non-lending losses and costs connected with a class action against Westpac Banking Corporation and two former subsidiaries, Westpac General Insurance Limited (now known as Allianz Australia General Insurance Limited) and Westpac Life Insurance Services Limited (now known as TAL Life Insurance Services Limited) in relation to Westpac’s sale of consumer credit insurance products to customers. Over the course of this financial year, the class action was settled and the proposed settlement was approved by the Federal Court of Australia. As at 30 September 2023, no provision remains in relation to this matter.

Certain of the entities mentioned above are no longer part of the Group following the sale of those entities. Westpac has provided warranties and indemnities to the acquirer for certain pre-completion matters, conduct and risks.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Restructuring provisions

The Group carries restructuring provisions for committed business restructures and branch closures. The provisions held primarily relate to separation costs and redundancies. The additions in the current year mostly relates to an organisational restructure that resulted in the removal of approximately 1,300 roles, the impairment of property, branch closure, and business sales entered into or completed during the year. Refer to Note 37 for further details of businesses sold.

Lease restoration obligations

The lease restoration provision reflects an estimate of the cost of making good leasehold premises at the end of the Group’s property leases. The increase in the expected make-good cost has been treated as an addition to the right-of-use asset and is being depreciated over the remaining life of those assets.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory investigations, reviews and inquiries

Domestic regulators, statutory authorities and other bodies such as ASIC, ACCC, APRA, AUSTRAC, BCCC, AFCA, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators and other bodies such as the Reserve Bank of New Zealand, SEC, FINRA, Financial Markets Authority and Commerce Commission in New Zealand, and BPNG and its Financial Analysis & Supervision Unit, from time to time conduct investigations, reviews or inquiries (some of which may be industry wide), covering a range of matters (including potential contraventions and non-compliance) that involve, or may in the future, involve the Group.

These currently include:

●	Engagement with regulators in relation to RAMS, including an investigation by ASIC in relation to RAMS Financial Group Pty Limited (RFG) and their representatives in connection with the provision of home loan products, Westpac’s oversight of RFG, and breach reporting; and
●	Regulatory investigations, reviews or inquiries into other areas such as risk governance, employee entitlements, AML/CTF processes and procedures, tax common reporting standards, prudential standards compliance, compliance with industry codes, problem loan management, hardship processes, collections processes, retail deposit pricing, and design and distribution obligations.

It is uncertain what (if any) actions will result following the conclusion of these investigations or matters. No provisions have yet been made in relation to any financial liability that might arise in the event proceedings are pursued in relation to the matters outlined above, as any potential future liability of that kind cannot be reliably estimated at this time.

Such investigations, reviews or inquiries have previously resulted, and may in the future result in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforcement action including enforceable undertakings, requirement to undertake a review, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation, suspension or variation, customer remediation or other sanctions or action being taken by regulators or other parties. Investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties. Prior penalties and contraventions by Westpac in relation to similar issues can also affect penalties that may be imposed.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Litigation

There are ongoing Court proceedings, claims and possible claims (including one possible class action) against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below. As at 30 September 2023, no provision is held for potential losses that may arise in relation to the matters below.

Class actions

In addition to the class action litigation noted under Provisions, above:

●	On 5 October 2023 a class action was commenced in the Federal Court of Australia against BT Funds Management Limited (BTFM), Westpac Securities Administration Limited (WSAL) and Westpac Life Insurance Services Limited (now known as TAL Life Insurance Services Limited) (WLIS), a former Group subsidiary. The class action is brought on behalf of superannuation fund members in the period October 2017 to April 2023 and relates to group insurance policies placed by BTFM and WSAL (as superannuation trustees) with WLIS. It is alleged that BTFM and WSAL failed to adhere to a number of obligations owed as superannuation trustees (including under the Superannuation Industry (Supervision) Act 1993 (Cth)), and that WLIS was knowingly concerned with the alleged contraventions. The quantum of the claim is unspecified. The proceedings are being defended.
●	Westpac is defending a class action proceeding which was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which were the subject of the AUSTRAC civil proceedings. The damages sought on behalf of members of the class have not yet been specified. However, in the course of a procedural hearing in August 2022, the applicant indicated that a preliminary estimate of the losses that may be alleged in respect of a subset of potential group members exceeded $1 billion. While it remains unclear how the applicant will ultimately formulate their estimate of alleged damages claimed on behalf of group members, it is possible that the claim may be higher (or lower) than the amount referred to above. Given the time period and the nature of the claims alleged to be in question, along with the reduction in our market capitalisation at the time of the commencement of the AUSTRAC civil proceedings, it is likely that any total alleged damages (when, and if, ultimately articulated by the applicant) will be significant. Westpac continues to deny both that its disclosure was inappropriate and, as such, that any group member has incurred damage.
●	The class action against BTFM and WLIS (a former Group subsidiary, now known as TAL Life Insurance Services Limited) (together referred to as ‘the respondents’), in relation to aspects of BTFM’s BT Super for Life former cash investment option, has settled pending approval of the Federal Court of Australia. In December 2022, the respondents paid the agreed settlement amount to a trust account held by the solicitors for the applicant, so no provision remains. As at the date of this Report, the proposed settlement has not yet been approved by the Court. Consequently, there remains some uncertainty in respect of the settlement and the actual aggregate expense to Westpac associated with this matter.

Certain of the entities mentioned above are no longer part of the Group following the sale of those entities. Westpac has provided warranties and indemnities to the acquirer for certain pre-completion matters, conduct and risks.

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve issues that have the potential to impact our customers, employees, other stakeholders and reputation. These internal reviews continue to identify issues in respect of which we are taking, or will take, steps to put things right, including so that our customers and employees (as applicable) are not disadvantaged from certain past practices, including by making compensation/ remediation payments and providing refunds where appropriate. These issues include, among other things, processes in relation to employee entitlements; compliance with lending obligations (including responsible lending); conflicts of interest; regulatory reporting; oversight and supervision; sufficiency of training, policies, processes and procedures; AML/ CTF processes and procedures; product disclosure; destruction and retention of personal information; and impacts from inadequate product governance, including the way some product terms and conditions are operationalised. In relation to our New Zealand business, these issues include compliance with the requirements of the New Zealand Credit Contracts and Consumer Finance Act 2003.

In addition, Westpac is currently addressing uplift required in relation to its compliance with the Common Reporting Standard.

By undertaking these reviews, we can also improve our processes and controls, including those of our contractors, agents, and authorised credit representatives. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Even where Westpac has remediated or compensated customers, employees or issues, there can still be the risk of regulators challenging the basis, scope or pace of remediation, taking enforcement action (including enforceable undertakings and contrition payments), or imposing fines/penalties or other sanctions, including civil or criminal prosecutions. Contingent liabilities may exist in respect of actual or potential claims or proceedings (which could be brought by customers, employees/unions, regulators or criminal prosecutors), compensation/remediation payments and/or refunds identified as part of these reviews.

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Australian Financial Complaints Authority

Contingent liabilities also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds.

The Compensation Scheme of Last Resort (CSLR) was approved by the Australian Parliament in June 2023. The CSLR will facilitate the payment of up to $150,000 in compensation to eligible consumers who have received an AFCA determination awarding compensation in relation to certain complaints. The CSLR will be funded by levies imposed on parts of the financial services industry, including Westpac. Under the scheme a special levy may be imposed at the Government's discretion. A contingent liability exists in relation to this.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits of up to and including $250,000, per account holder for protected accounts in an eligible ADI. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI or a statutory manager (under the Banking Act 1958 (Cth)) is in control of the ADI’s business, and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 (Cth) provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Exposures to third parties relating to divested businesses

The Group has potential exposures relating to warranties, indemnities and other commitments it has provided to third parties in connection with various divestments of businesses and assets. The warranties, indemnities and other commitments cover a range of matters, conduct and risks, including certain compliance, regulatory investigations and litigation matters outlined in this Note 25. We have made payments under these indemnities and are in discussions with one or more parties in relation to potential claims under these arrangements.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions review, in the normal course of business, the direct and indirect taxation treatment of transactions (both historical and present-day transactions) undertaken by the Group. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group continues to assess these and other taxation matters arising in Australia and elsewhere.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent entity guarantees and undertakings to subsidiaries

Consistent with 2022, Westpac Banking Corporation, as the parent entity of the Group, makes the following guarantees and undertakings to its subsidiaries:

●	Letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
●	Guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. All but two guarantees are capped at $20 million per year (with an automatic reinstatement for another $20 million) and two specific guarantees are capped at $2 million (with an automatic reinstatement for another $2 million).

Note 25. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual liquidity and credit risk exposure varies in line with amounts drawn and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Notes 11 and 21 for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Undrawn credit commitments
Letters of credit and guarantees[1]	12,447	11,868	11,847	11,324
Commitments to extend credit[2]	193,457	188,183	168,719	165,260
Other	247	48	247	48
Total undrawn credit commitments	206,151	200,099	180,813	176,632

1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, $8.8 billion (2022: $8.6 billion) for the Group and $7.9 billion (2022: $7.7 billion) for the Parent Entity of credit exposures were offered and accepted but still revocable. These represent part of Westpac Group’s maximum credit exposure to credit risk.